UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (70.2%)

U.S. Government Securities (24.7%)
U.S. Treasury Bond	10.75%	8/15/2005	$25	$27
U.S. Treasury Bond	10.375%	11/15/2007	725	884
U.S. Treasury Bond	10.00%	5/15/2010	1,825	1,913
U.S. Treasury Bond	13.25%	5/15/2014	170	242
U.S. Treasury Bond	12.50%	8/15/2014	275	386
U.S. Treasury Bond	11.25%	2/15/2015	925	1,472
U.S. Treasury Bond	9.875%	11/15/2015	2,000	2,983
U.S. Treasury Bond	9.25%	2/15/2016	6,975	10,044
U.S. Treasury Bond	8.75%	5/15/2017	3,450	4,868
U.S. Treasury Bond	8.875%	8/15/2017	6,600	9,414
U.S. Treasury Bond	9.125%	5/15/2018	50	73
U.S. Treasury Bond	8.875%	2/15/2019	2,925	4,225
U.S. Treasury Bond	8.125%	8/15/2019	3,345	4,577
U.S. Treasury Bond	8.50%	2/15/2020	175	248
U.S. Treasury Bond	8.75%	8/15/2020	150	217
U.S. Treasury Bond	8.125%	8/15/2021	25	35
U.S. Treasury Bond	8.00%	11/15/2021	1,795	2,467
U.S. Treasury Bond	7.25%	8/15/2022	2,335	3,006
U.S. Treasury Bond	7.625%	11/15/2022	1,590	2,123
U.S. Treasury Bond	7.125%	2/15/2023	1,145	1,460
U.S. Treasury Bond	6.75%	8/15/2026	2,045	2,539
U.S. Treasury Bond	6.625%	2/15/2027	2,215	2,716
U.S. Treasury Bond	6.375%	8/15/2027	660	788
U.S. Treasury Bond	5.50%	8/15/2028	1,675	1,801
U.S. Treasury Bond	5.25%	11/15/2028	1,335	1,389
U.S. Treasury Note	2.00%	8/31/2005	1,250	1,248
U.S. Treasury Note	1.625%	9/30/2005	5,250	5,220
U.S. Treasury Note	5.75%	11/15/2005	500	519
U.S. Treasury Note	5.875%	11/15/2005	475	494
U.S. Treasury Note	1.875%	11/30/2005	2,575	2,563
U.S. Treasury Note	1.875%	12/31/2005	4,875	4,850
U.S. Treasury Note	1.875%	1/31/2006	100	99
U.S. Treasury Note	1.625%	2/28/2006	4,450	4,404
U.S. Treasury Note	6.875%	5/15/2006	5,725	6,127
U.S. Treasury Note	2.75%	6/30/2006	4,700	4,719
U.S. Treasury Note	7.00%	7/15/2006	8,425	9,079
U.S. Treasury Note	6.50%	10/15/2006	7,915	8,520
U.S. Treasury Note	6.625%	5/15/2007	5,825	6,387
U.S. Treasury Note	6.125%	8/15/2007	6,950	7,573
U.S. Treasury Note	5.625%	5/15/2008	4,650	5,059
U.S. Treasury Note	3.125%	9/15/2008	2,325	2,324
U.S. Treasury Note	3.125%	10/15/2008	550	549
U.S. Treasury Note	3.375%	12/15/2008	3,400	3,421
U.S. Treasury Note	3.25%	1/15/2009	11,375	11,379
U.S. Treasury Note	6.00%	8/15/2009	375	419
U.S. Treasury Note	5.75%	8/15/2010	125	139
U.S. Treasury Note	5.00%	2/15/2011	50	54
U.S. Treasury Note	4.875%	2/15/2012	150	160
U.S. Treasury Note	4.375%	8/15/2012	3,000	3,091
U.S. Treasury Note	4.25%	8/15/2013	2,050	2,081

	150,375

Agency Bonds and Notes (9.9%)
Federal Farm Credit Bank*	3.25%	6/15/2007	925	929
Federal Home Loan Bank*	5.125%	3/6/2006	2,050	2,122
Federal Home Loan Bank*	2.50%	3/15/2006	1,600	1,597
Federal Home Loan Bank*	2.25%	5/15/2006	1,350	1,341
Federal Home Loan Bank*	6.50%	8/15/2007	1,450	1,581
Federal Home Loan Bank*	5.865%	9/2/2008	1,100	1,195
Federal Home Loan Bank*	7.625%	5/14/2010	1,850	2,188
Federal Home Loan Bank*	5.75%	5/15/2012	1,700	1,852
Federal Home Loan Mortgage Corp.*	2.125%	11/15/2005	1,500	1,495
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	2,750	2,879
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	750	749
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	2,800	2,923
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	1,750	1,972
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	675	776
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	250	271
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	4,500	4,903
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	1,100	1,154
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	1,150	1,155
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	325	307
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	500	500
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	175	208
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	425	478
Federal National Mortgage Assn.*	5.50%	2/15/2006	2,475	2,572
Federal National Mortgage Assn.*	3.125%	7/15/2006	1,500	1,509
Federal National Mortgage Assn.*	5.00%	1/15/2007	1,000	1,045
Federal National Mortgage Assn.*	7.125%	3/15/2007	1,250	1,371
Federal National Mortgage Assn.*	5.25%	4/15/2007	1,500	1,580
Federal National Mortgage Assn.*	6.625%	10/15/2007	750	823
Federal National Mortgage Assn.*	6.00%	5/15/2008	2,825	3,072
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,060	5,701
Federal National Mortgage Assn.*	7.25%	1/15/2010	3,010	3,491
Federal National Mortgage Assn.*	6.25%	2/1/2011	400	440
Federal National Mortgage Assn.*	6.00%	5/15/2011	650	717
Federal National Mortgage Assn.*	5.375%	11/15/2011	275	293
Federal National Mortgage Assn.*	6.125%	3/15/2012	900	1,002
Federal National Mortgage Assn.*	4.625%	5/1/2013	475	469
Federal National Mortgage Assn.*	7.125%	1/15/2030	1,425	1,759
Private Export Funding Corp. (U.S. Government Guaranteed)	7.20%	1/15/2010	400	463
State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	150	157
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	50	52
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	75	78
Tennessee Valley Auth.*	7.125%	5/1/2030	1,000	1,236

	60,405

Mortgage-Backed Securities (35.6%)
Federal Home Loan Mortgage Corp.*	4.00%	8/1/2008-6/1/2019	4,265	4,192
Federal Home Loan Mortgage Corp.*	4.50%	3/1/2009-5/1/2034	13,609	13,565
Federal Home Loan Mortgage Corp.*	5.00%	3/1/2008-7/1/2034	22,208	22,236
Federal Home Loan Mortgage Corp.*	5.50%	1/1/2007-8/1/2034	19,599	19,979
Federal Home Loan Mortgage Corp.*	6.00%	7/1/2005-4/1/2033	10,292	10,687
Federal Home Loan Mortgage Corp.*	6.50%	1/1/2005-9/1/2033	5,096	5,372
Federal Home Loan Mortgage Corp.*	7.00%	9/1/2007-2/1/2032	2,627	2,787
Federal Home Loan Mortgage Corp.*	7.50%	1/1/2007-12/1/2030	836	893
Federal Home Loan Mortgage Corp.*	8.00%	10/1/2009-7/1/2030	611	656
Federal Home Loan Mortgage Corp.*	8.50%	5/1/2006-11/1/2030	177	193
Federal Home Loan Mortgage Corp.*	9.00%	11/1/2005-5/1/2030	28	31
Federal Home Loan Mortgage Corp.*	9.50%	1/1/2025-2/1/2025	9	10
Federal Home Loan Mortgage Corp.*	10.00%	3/1/2017-11/1/2019	9	9
Federal National Mortgage Assn.*	4.00%	12/1/2010-6/1/2019	2,767	2,720
Federal National Mortgage Assn.*	4.50%	9/1/2011-6/1/2034	11,286	11,150
Federal National Mortgage Assn.*	5.00%	9/1/2009-7/1/2034	29,636	29,654
Federal National Mortgage Assn.*	5.50%	3/1/2017-3/1/2035	32,941	33,517
Federal National Mortgage Assn.*	6.00%	11/1/2008-8/1/2034	17,107	17,768
Federal National Mortgage Assn.*	6.50%	8/1/2008-12/1/2033	9,435	9,923
Federal National Mortgage Assn.*	7.00%	10/1/2007-7/1/2032	2,510	2,671
Federal National Mortgage Assn.*	7.50%	1/1/2007-7/1/2032	1,037	1,105
Federal National Mortgage Assn.*	8.00%	2/1/2008-11/1/2030	347	373
Federal National Mortgage Assn.*	8.50%	11/1/2006-4/1/2031	132	142
Federal National Mortgage Assn.*	9.00%	6/1/2022-12/1/2024	42	47
Federal National Mortgage Assn.*	9.50%	12/1/2018-2/1/2025	18	20
Federal National Mortgage Assn.*	10.00%	8/1/2020-8/1/2021	10	11
Federal National Mortgage Assn.*	10.50%	8/1/2020	4	4
Government National Mortgage Assn	4.50%	8/15/2018-9/15/2033	688	676
Government National Mortgage Assn	5.00%	3/15/2018-9/15/2034	12,862	13,008
Government National Mortgage Assn	6.00%	3/15/2009-3/15/2034	5,574	5,795
Government National Mortgage Assn	6.50%	10/15/2008-6/15/2034	3,587	3,788
Government National Mortgage Assn	7.00%	10/15/2008-1/15/2032	1,731	1,848
Government National Mortgage Assn	7.50%	5/15/2008-7/15/2031	760	820
Government National Mortgage Assn	8.00%	3/15/2008-12/15/2030	500	551
Government National Mortgage Assn	8.50%	7/15/2009-7/15/2030	149	166
Government National Mortgage Assn	9.00%	4/15/2016-7/15/2030	153	171
Government National Mortgage Assn	9.50%	4/15/2017-12/15/2021	33	37
Government National Mortgage Assn	10.00%	5/15/2020-1/15/2025	17	19
Government National Mortgage Assn	10.50%	5/15/2019	14	16
Government National Mortgage Assn	11.00%	10/15/2015	7	8
Government National Mortgage Assn	11.50%	2/15/2013	4	5

	216,623

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $418,862)	427,403

CORPORATE BONDS (24.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.61%	11/15/2033 (1)	2,100	2,244
Centex Home Equity	4.64%	8/25/2026 (1)	17	17
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)	1,335	1,482
Countrywide Home Loans	4.545%	9/19/2032 (1)	59	59
Countrywide Home Loans	4.124%	5/25/2033 (1)	770	770
Credit Suisse First Boston Mortgage Securities Corp.	6.38%	12/16/2035 (1)	3,500	3,853
First Union National Bank Commercial Mortgage Securities	6.223%	12/12/2033 (1)	2,100	2,301
Fleet Credit Card Master Trust II	2.75%	4/15/2008 (1)	2,000	2,006
Ford Credit Auto Owner Trust	3.62%	1/15/2006 (1)	57	57
Honda Auto Receivables Owner Trust	4.22%	4/16/2007 (1)	800	810
M&I Auto Loan Trust	3.04%	10/20/2008 (1)	900	902
MBNA Credit Card Master Note Trust	4.95%	6/15/2009 (1)	1,200	1,252
Morgan Stanley Dean Witter Capital I	5.98%	1/15/2039 (1)	2,500	2,737
PNC Mortgage Acceptance Corp.	7.30%	10/12/2033 (1)	2,000	2,290
PSEG Transition Funding LLC	6.89%	12/15/2017 (1)	500	583
Salomon Brothers Mortgage Securities VII	4.135%	9/25/2033 (1)	1,302	1,292
USAA Auto Owner Trust	2.93%	7/16/2007 (1)	400	400
Washington Mutual Mortgage Pass-Through Certificates	5.493%	4/26/2032 (1)	144	146

	23,201

Finance (8.1%)
Banking (3.3%)
Abbey National PLC	7.95%	10/26/2029	250	318
ABN AMRO Bank NV	7.125%	6/18/2007	350	382
Bank of America Corp.	3.375%	2/17/2009	250	246
Bank of America Corp.	4.25%	10/1/2010	100	100
Bank of America Corp.	4.375%	12/1/2010	100	101
Bank of America Corp.	7.40%	1/15/2011	750	874
Bank of America Corp.	6.25%	4/15/2012	350	387
Bank of New York Co., Inc.	3.75%	2/15/2008	250	252
Bank One Corp.	6.00%	2/17/2009	1,000	1,082
Bank One Corp.	7.875%	8/1/2010	50	59
Bank One NA (IL)	3.70%	1/15/2008	400	406
BankAmerica Corp.	5.875%	2/15/2009	300	325
BB&T Corp.	5.20%	12/23/2015	125	127
BBVA-Bancomer Capital Trust I	10.50%	2/16/2011 (2)	100	110
BSCH Issuances Ltd.	7.625%	9/14/2010	375	438
Citicorp Capital II	8.015%	2/15/2027	500	564
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	561	578
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	500	604
Citigroup, Inc.	5.50%	8/9/2006	100	105
Citigroup, Inc.	4.25%	7/29/2009	175	178
Citigroup, Inc.	5.625%	8/27/2012	100	107
Citigroup, Inc.	6.625%	6/15/2032	100	110
Citigroup, Inc.	6.00%	10/31/2033	250	256
CoreStates Capital Corp.	8.00%	12/15/2026 (2)	600	675
Deutsche Bank Financial LLC	5.375%	3/2/2015	225	231
Fleet Boston Financial Corp.	3.85%	2/15/2008	300	304
Fleet Capital Trust II	7.92%	12/11/2026	400	446
Golden West Financial Corp.	4.125%	8/15/2007	100	103
HSBC Holdings PLC	7.50%	7/15/2009	350	402
J.P. Morgan Chase & Co.	5.25%	5/30/2007	275	291
J.P. Morgan Chase & Co.	4.00%	2/1/2008	400	406
J.P. Morgan Chase & Co.	6.625%	3/15/2012	100	111
J.P. Morgan Chase & Co.	5.125%	9/15/2014	625	630
J.P. Morgan Chase & Co.	5.25%	5/1/2015	100	101
J.P. Morgan, Inc.	6.70%	11/1/2007	460	505
JPM Capital Trust II	7.95%	2/1/2027	50	56
Key Bank NA	5.00%	7/17/2007	200	209
Marshall & Ilsley Bank	4.125%	9/4/2007	325	335
Mellon Funding Corp.	5.00%	12/1/2014	300	305
National City Corp.	3.20%	4/1/2008	500	494
NB Capital Trust IV	8.25%	4/15/2027	200	231
North Fork Bancorp	5.875%	8/15/2012	150	160
PNC Funding Corp.	5.25%	11/15/2015	100	101
Popular North America, Inc.	4.25%	4/1/2008	100	103
Regions Financial Corp.	6.375%	5/15/2012	100	111
Royal Bank of Scotland Group PLC	7.648%	8/31/2049	450	532
Sanwa Bank Ltd.	8.35%	7/15/2009	100	118
Sanwa Bank Ltd.	7.40%	6/15/2011	200	229
Southtrust Corp.	5.80%	6/15/2014	50	53
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	95	113
SunTrust Banks, Inc.	5.45%	12/1/2017	300	314
Swiss Bank Corp.	7.00%	10/15/2015	250	296
Swiss Bank Corp.	7.375%	6/15/2017	100	124
Synovus Financial Corp.	7.25%	12/15/2005	100	106
UFJ Finance Aruba AEC	6.75%	7/15/2013	100	111
Union Planters Corp.	7.75%	3/1/2011	300	356
UnionBanCal Corp.	5.25%	12/16/2013	50	51
US Bancorp	5.10%	7/15/2007	500	527
US Bank NA	2.85%	11/15/2006	100	100
US Bank NA	3.70%	8/1/2007	250	254
Wachovia Corp.	3.625%	2/17/2009	400	397
Wachovia Corp.	5.25%	8/1/2014	175	179
Washington Mutual Bank	6.875%	6/15/2011	400	452
Washington Mutual Bank	5.50%	1/15/2013	300	311
Washington Mutual Bank	5.65%	8/15/2014	50	52
Wells Fargo & Co.	5.125%	2/15/2007	500	527
Wells Fargo & Co.	5.25%	12/1/2007	450	478
Wells Fargo & Co.	4.95%	10/16/2013	250	255
Wells Fargo & Co.	5.125%	9/15/2016	100	100
Zions Bancorp	6.00%	9/15/2015	50	53
Brokerage (1.7%)
Bear Stearns Co., Inc.	7.80%	8/15/2007	700	783
Bear Stearns Co., Inc.	5.70%	11/15/2014	150	158
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	700	742
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	200	217
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	400	445
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	150	151
Goldman Sachs Group, Inc.	6.65%	5/15/2009	300	333
Goldman Sachs Group, Inc.	7.35%	10/1/2009	300	343
Goldman Sachs Group, Inc.	6.60%	1/15/2012	450	499
Goldman Sachs Group, Inc.	5.70%	9/1/2012	250	263
Goldman Sachs Group, Inc.	5.25%	10/15/2013	250	255
Goldman Sachs Group, Inc.	5.15%	1/15/2014	100	101
Goldman Sachs Group, Inc.	6.125%	2/15/2033	125	126
Goldman Sachs Group, Inc.	6.345%	2/15/2034	300	301
Lehman Brothers Holdings, Inc.	6.625%	2/5/2006	250	263
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	300	305
Lehman Brothers Holdings, Inc.	7.00%	2/1/2008	300	332
Lehman Brothers Holdings, Inc.	3.60%	3/13/2009	200	198
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	100	111
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	125	123
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	400	399
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	600	609
Merrill Lynch & Co., Inc.	3.70%	4/21/2008	50	50
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	50	49
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	100	108
Merrill Lynch & Co., Inc.	5.00%	2/3/2014	100	100
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	100	103
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	75	77
Morgan Stanley Dean Witter	6.875%	3/1/2007	100	108
Morgan Stanley Dean Witter	5.80%	4/1/2007	1,025	1,088
Morgan Stanley Dean Witter	6.75%	4/15/2011	200	225
Morgan Stanley Dean Witter	6.60%	4/1/2012	100	111
Morgan Stanley Dean Witter	4.75%	4/1/2014	525	507
Morgan Stanley Dean Witter	7.25%	4/1/2032	150	178
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	650	679
Finance Companies (2.0%)
American Express Centurion Bank	4.375%	7/30/2009	225	230
American Express Co.	3.75%	11/20/2007	150	152
American Express Credit Corp.	3.00%	5/16/2008	250	246
American General Finance Corp.	5.75%	3/15/2007	300	317
American General Finance Corp.	3.875%	10/1/2009	225	223
American General Finance Corp.	5.375%	10/1/2012	100	105
Capital One Bank	6.875%	2/1/2006	50	53
Capital One Bank	4.875%	5/15/2008	125	129
Capital One Bank	4.25%	12/1/2008	175	177
CIT Group, Inc.	4.125%	2/21/2006	550	560
CIT Group, Inc.	7.375%	4/2/2007	100	110
CIT Group, Inc.	5.75%	9/25/2007	100	106
CIT Group, Inc.	4.00%	5/8/2008	150	151
CIT Group, Inc.	7.75%	4/2/2012	100	118
Countrywide Home Loan	5.50%	2/1/2007	200	210
Countrywide Home Loan	2.875%	2/15/2007	200	198
Countrywide Home Loan	5.625%	5/15/2007	250	264
Countrywide Home Loan	4.125%	9/15/2009	225	225
General Electric Capital Corp.	5.375%	3/15/2007	300	316
General Electric Capital Corp.	3.50%	5/1/2008	500	500
General Electric Capital Corp.	4.625%	9/15/2009	2,200	2,278
General Electric Capital Corp.	6.125%	2/22/2011	500	550
General Electric Capital Corp.	5.875%	2/15/2012	100	109
General Electric Capital Corp.	4.75%	9/15/2014	100	100
General Electric Capital Corp.	6.75%	3/15/2032	75	86
Household Finance Corp.	6.50%	1/24/2006	375	393
Household Finance Corp.	7.20%	7/15/2006	125	134
Household Finance Corp.	4.625%	1/15/2008	250	258
Household Finance Corp.	6.40%	6/17/2008	225	246
Household Finance Corp.	4.75%	5/15/2009	300	310
Household Finance Corp.	6.375%	10/15/2011	250	276
Household Finance Corp.	7.00%	5/15/2012	350	400
Household Finance Corp.	7.625%	5/17/2032	100	123
Household Finance Corp.	7.35%	11/27/2032	100	119
International Lease Finance Corp.	3.125%	5/3/2007	75	75
International Lease Finance Corp.	5.625%	6/1/2007	200	211
International Lease Finance Corp.	4.50%	5/1/2008	250	257
MBNA America Bank NA	5.375%	1/15/2008	500	526
SLM Corp.	5.05%	11/14/2014	450	450
SLM Corp.	5.625%	8/1/2033	75	72
USA Education, Inc.	5.625%	4/10/2007	475	500
Insurance (0.7%)
ACE Ltd.	6.00%	4/1/2007	100	106
AEGON NV	4.75%	6/1/2013	100	99
Allstate Corp.	5.375%	12/1/2006	250	262
Allstate Corp.	5.00%	8/15/2014	200	200
Allstate Corp.	6.125%	12/15/2032	100	104
American General Capital II	8.50%	7/1/2030	100	133
American International Group, Inc.	2.875%	5/15/2008 (1)(3)	125	122
Arch Capital Group Ltd.	7.35%	5/1/2034	75	78
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	75	76
Assurant, Inc.	5.625%	2/15/2014	25	25
Assurant, Inc.	6.75%	2/15/2034	50	52
AXA Financial, Inc.	7.75%	8/1/2010	100	117
AXA SA	8.60%	12/15/2030	50	65
Commerce Group, Inc.	5.95%	12/9/2013	50	52
Fund American Cos., Inc.	5.875%	5/15/2013	75	77
GE Global Insurance Holdings Corp.	6.45%	3/1/2019	100	107
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	50	54
Genworth Financial, Inc.	4.75%	6/15/2009	75	77
Genworth Financial, Inc.	5.75%	6/15/2014	50	53
Genworth Financial, Inc.	6.50%	6/15/2034	50	54
Hartford Life, Inc.	7.375%	3/1/2031	200	239
Lincoln National Corp.	6.20%	12/15/2011	100	109
Loews Corp.	5.25%	3/15/2016	75	72
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	175	192
MetLife, Inc.	5.25%	12/1/2006	250	261
MetLife, Inc.	5.00%	11/24/2013	50	50
MetLife, Inc.	6.375%	6/15/2034	100	106
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	150	157
Principal Life Inc. Funding	5.10%	4/15/2014	100	101
Protective Life Secured Trust	3.70%	11/24/2008	175	174
Prudential Financial, Inc.	4.50%	7/15/2013	100	97
Prudential Financial, Inc.	5.10%	9/20/2014	75	75
Prudential Financial, Inc.	5.75%	7/15/2033	50	49
St. Paul Cos., Inc.	5.75%	3/15/2007	225	238
Travelers Property Casualty Corp.	3.75%	3/15/2008	100	100
XL Capital Ltd.	5.25%	9/15/2014	75	75
Real Estate Investment Trusts (0.3%)
Boston Properties, Inc.	5.625%	4/15/2015	125	128
EOP Operating LP	8.375%	3/15/2006	200	215
EOP Operating LP	6.75%	2/15/2008	75	81
EOP Operating LP	7.00%	7/15/2011	100	112
EOP Operating LP	6.75%	2/15/2012	50	55
ERP Operating LP	6.625%	3/15/2012	250	278
Health Care Property Investment, Inc.	6.45%	6/25/2012	250	272
HRPT Properties Trust	6.25%	8/15/2016	100	103
ProLogis	5.50%	3/1/2013	75	78
Regency Centers LP	6.75%	1/15/2012	200	222
Rouse Co.	5.375%	11/26/2013	50	48
Simon Property Group Inc.	6.375%	11/15/2007	375	403
Simon Property Group Inc.	4.875%	8/15/2010 (2)	75	76
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	50	50
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	75	74
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	100	101
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	50	50
J. Paul Getty Trust	5.875%	10/1/2033	75	77

	48,841

Industrial (11.3%)
Basic Industry (0.7%)
Alcan, Inc.	4.50%	5/15/2013	175	171
Alcan, Inc.	5.20%	1/15/2014	125	128
Alcan, Inc.	6.125%	12/15/2033	50	52
Alcoa, Inc.	4.25%	8/15/2007	700	718
BHP Billington Finance BV	4.80%	4/15/2013	50	51
BHP Finance USA Ltd.	8.50%	12/1/2012	200	253
Dow Chemical Co.	5.00%	11/15/2007	500	521
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	200	227
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	225	227
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	100	112
ICI Wilmington	4.375%	12/1/2008	100	100
Inco Ltd.	5.70%	10/15/2015	100	103
International Paper Co.	4.25%	1/15/2009	100	101
International Paper Co.	6.75%	9/1/2011	300	335
Potash Corp. of Saskatchewan	7.75%	5/31/2011	300	353
Praxair, Inc.	3.95%	6/1/2013	200	191
Rohm & Haas Co.	7.85%	7/15/2029	100	126
Weyerhaeuser Co.	6.75%	3/15/2012	400	449
Weyerhaeuser Co.	7.375%	3/15/2032	300	347
Capital Goods (1.1%)
Boeing Capital Corp.	5.80%	1/15/2013	250	268
Caterpillar Financial Services Corp.	2.70%	7/15/2008	150	146
Caterpillar, Inc.	7.375%	3/1/2097	175	213
CRH America Inc.	6.95%	3/15/2012	300	341
Deere & Co.	6.95%	4/25/2014	200	234
Emerson Electric Co.	4.625%	10/15/2012	300	301
General Dynamics Corp.	2.125%	5/15/2006	125	124
General Dynamics Corp.	3.00%	5/15/2008	125	123
General Electric Co.	5.00%	2/1/2013	400	411
Goodrich Corp.	6.45%	12/15/2007	200	217
Hanson PLC	5.25%	3/15/2013	100	101
Honeywell International, Inc.	6.125%	11/1/2011	100	109
John Deere Capital Corp.	3.90%	1/15/2008	500	507
Lockheed Martin Corp.	8.50%	12/1/2029	400	529
Masco Corp.	6.75%	3/15/2006	250	264
Northrop Grumman Corp.	7.125%	2/15/2011	100	114
Northrop Grumman Corp.	7.75%	2/15/2031	50	61
Raytheon Co.	8.30%	3/1/2010	200	238
Raytheon Co.	5.50%	11/15/2012	175	183
Raytheon Co.	5.375%	4/1/2013	100	103
Raytheon Co.	7.20%	8/15/2027	100	114
Republic Services, Inc.	7.125%	5/15/2009	75	85
Textron Financial Corp.	5.875%	6/1/2007	100	106
Textron, Inc.	6.50%	6/1/2012	225	250
The Boeing Co.	6.625%	2/15/2038	300	327
TRW, Inc.	7.75%	6/1/2029	100	121
Tyco International Group SA	6.375%	2/15/2006	75	78
Tyco International Group SA	5.80%	8/1/2006	100	105
Tyco International Group SA	6.75%	2/15/2011	75	84
Tyco International Group SA	6.375%	10/15/2011	75	83
Tyco International Group SA	6.00%	11/15/2013	75	81
Tyco International Group SA	6.875%	1/15/2029	75	84
United Technologies Corp.	4.875%	11/1/2006	200	208
United Technologies Corp.	6.70%	8/1/2028	100	114
United Technologies Corp.	7.50%	9/15/2029	50	63
USA Waste Services, Inc.	7.00%	7/15/2028	275	303
Waste Management, Inc.	5.00%	3/15/2014	75	75
Waste Management, Inc.	7.75%	5/15/2032	75	90
Communication (2.5%)
America Movil SA de C.V	4.125%	3/1/2009 (2)	125	122
America Movil SA de C.V	5.50%	3/1/2014 (2)	50	49
Ameritech Capital Funding	6.15%	1/15/2008	275	296
AT&T Wireless Services, Inc.	7.875%	3/1/2011	300	355
AT&T Wireless Services, Inc.	8.125%	5/1/2012	250	302
AT&T Wireless Services, Inc.	8.75%	3/1/2031	175	230
BellSouth Capital Funding	7.875%	2/15/2030	400	485
BellSouth Corp.	4.20%	9/15/2009	225	226
BellSouth Corp.	5.20%	9/15/2014	100	101
BellSouth Corp.	6.55%	6/15/2034	100	105
British Sky Broadcasting Corp.	7.30%	10/15/2006	50	54
British Sky Broadcasting Corp.	6.875%	2/23/2009	50	55
British Sky Broadcasting Corp.	8.20%	7/15/2009	50	58
British Telecommunications PLC	7.875%	12/15/2005	400	423
British Telecommunications PLC	8.875%	12/15/2030	400	524
Cingular Wireless	7.125%	12/15/2031	50	56
Clear Channel Communications, Inc.	7.65%	9/15/2010	175	200
Clear Channel Communications, Inc.	5.00%	3/15/2012	50	49
Clear Channel Communications, Inc.	5.50%	9/15/2014	50	50
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	100	121
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	139	186
Comcast Cable Communications, Inc.	8.375%	5/1/2007	750	836
Comcast Cable Communications, Inc.	6.875%	6/15/2009	200	222
Comcast Cable Communications, Inc.	8.875%	5/1/2017	350	445
Cox Communications, Inc.	7.75%	11/1/2010	175	196
Cox Communications, Inc.	5.50%	10/1/2015	100	95
Deutsche Telekom International Finance	3.875%	7/22/2008	100	100
Deutsche Telekom International Finance	8.50%	6/15/2010	350	420
Deutsche Telekom International Finance	8.75%	6/15/2030	275	354
France Telecom	8.50%	3/1/2011	200	238
France Telecom	9.25%	3/1/2031	275	363
GTE South, Inc.	6.125%	6/15/2007	700	750
Koninklijke KPN NV	8.00%	10/1/2010	325	386
New England Telephone & Telegraph Co.	6.875%	10/1/2023	175	178
New England Telephone & Telegraph Co.	7.875%	11/15/2029	500	605
News America Holdings, Inc.	9.25%	2/1/2013	200	257
News America Holdings, Inc.	8.15%	10/17/2036	175	219
Pacific Bell	7.125%	3/15/2026	50	55
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	50	49
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	50	50
SBC Communications, Inc.	5.875%	2/1/2012	250	267
SBC Communications, Inc.	5.875%	8/15/2012	200	214
Sprint Capital Corp.	6.00%	1/15/2007	250	264
Sprint Capital Corp.	6.125%	11/15/2008	50	54
Sprint Capital Corp.	7.625%	1/30/2011	50	58
Sprint Capital Corp.	8.75%	3/15/2032	600	762
Telecom Italia Capital	4.00%	11/15/2008 (2)	225	226
Telecom Italia Capital	4.00%	1/15/2010 (2)	100	99
Telecom Italia Capital	5.25%	11/15/2013 (2)	225	229
Telecom Italia Capital	4.95%	9/30/2014 (2)	75	74
Telecom Italia Capital	6.375%	11/15/2033 (2)	50	52
Telecom Italia Capital	6.00%	9/30/2034 (2)	75	73
Telefonica Europe BV	7.35%	9/15/2005	250	261
Telefonica Europe BV	8.25%	9/15/2030	200	260
Telefonos de Mexico SA	8.25%	1/26/2006	200	215
Telus Corp.	7.50%	6/1/2007	100	109
Telus Corp.	8.00%	6/1/2011	125	146
Thomson Corp.	5.75%	2/1/2008	100	105
Time Warner Entertainment	8.375%	3/15/2023	350	416
Univision Communications, Inc.	2.875%	10/15/2006	50	50
US Cellular	6.70%	12/15/2033	75	75
USA Interactive	7.00%	1/15/2013	100	109
Verizon Global Funding Corp.	6.75%	12/1/2005	100	105
Verizon New Jersey, Inc.	5.875%	1/17/2012	100	106
Verizon New York, Inc.	7.375%	4/1/2032	100	111
Verizon Wireless Capital	5.375%	12/15/2006	175	183
Vodafone AirTouch PLC	7.75%	2/15/2010	50	58
Vodafone Group PLC	3.95%	1/30/2008	100	102
Vodafone Group PLC	5.00%	12/16/2013	350	355
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	75	77
Consumer Cyclical (2.8%)
Brinker International	5.75%	6/1/2014	50	52
Cendant Corp.	6.875%	8/15/2006	290	309
Cendant Corp.	7.375%	1/15/2013	100	116
Centex Corp.	5.125%	10/1/2013	50	50
Costco Wholesale Corp.	5.50%	3/15/2007	75	79
CVS Corp.	4.00%	9/15/2009 (2)	75	75
CVS Corp.	4.875%	9/15/2014 (2)	75	75
DaimlerChrysler North America Holding Corp.	6.40%	5/15/2006	250	263
DaimlerChrysler North America Holding Corp.	4.75%	1/15/2008	100	103
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	250	251
DaimlerChrysler North America Holding Corp.	7.75%	1/18/2011	200	232
DaimlerChrysler North America Holding Corp.	7.30%	1/15/2012	625	713
DaimlerChrysler North America Holding Corp.	6.50%	11/15/2013	100	109
DaimlerChrysler North America Holding Corp.	8.50%	1/18/2031	50	61
Dayton Hudson Corp.	6.65%	8/1/2028	175	196
Delphi Corp.	6.55%	6/15/2006	100	105
Delphi Corp.	6.50%	8/15/2013	125	129
Federated Department Stores, Inc.	6.625%	4/1/2011	200	224
Federated Department Stores, Inc.	6.79%	7/15/2027	50	54
Ford Motor Co.	6.625%	10/1/2028	150	135
Ford Motor Co.	7.45%	7/16/2031	300	294
Ford Motor Co.	8.90%	1/15/2032	350	392
Ford Motor Credit Co.	6.875%	2/1/2006	400	419
Ford Motor Credit Co.	6.50%	1/25/2007	1,000	1,060
Ford Motor Credit Co.	7.75%	2/15/2007	175	190
Ford Motor Credit Co.	7.375%	10/28/2009	25	27
Ford Motor Credit Co.	7.875%	6/15/2010	750	837
Ford Motor Credit Co.	7.375%	2/1/2011	350	381
Ford Motor Credit Co.	7.00%	10/1/2013	125	132
General Motors Acceptance Corp.	6.75%	1/15/2006	150	157
General Motors Acceptance Corp.	6.125%	2/1/2007	700	735
General Motors Acceptance Corp.	6.125%	8/28/2007	400	421
General Motors Acceptance Corp.	5.625%	5/15/2009	50	51
General Motors Acceptance Corp.	7.25%	3/2/2011	100	107
General Motors Acceptance Corp.	6.875%	9/15/2011	500	525
General Motors Acceptance Corp.	7.00%	2/1/2012	500	526
General Motors Acceptance Corp.	6.875%	8/28/2012	100	104
General Motors Acceptance Corp.	8.00%	11/1/2031	300	312
General Motors Corp.	8.80%	3/1/2021	250	276
General Motors Corp.	8.25%	7/15/2023	200	211
General Motors Corp.	7.40%	9/1/2025	225	225
General Motors Corp.	8.375%	7/15/2033	150	159
Harrah's Operating Co., Inc.	7.125%	6/1/2007	100	108
Harrah's Operating Co., Inc.	5.375%	12/15/2013	250	246
Home Depot Inc.	3.75%	9/15/2009 (2)	150	149
Kohl's Corp.	6.00%	1/15/2033	100	102
Lear Corp.	8.11%	5/15/2009	100	115
Lear Corp.	5.75%	8/1/2014 (2)	25	26
Liberty Media Corp.	3.50%	9/25/2006	150	150
Liberty Media Corp.	7.875%	7/15/2009	300	335
Lowe's Cos., Inc.	6.875%	2/15/2028	25	29
Lowe's Cos., Inc.	6.50%	3/15/2029	200	221
May Department Stores Co.	9.75%	2/15/2021 (1)	83	108
May Department Stores Co.	6.65%	7/15/2024 (2)	25	26
Pulte Homes, Inc.	4.875%	7/15/2009	175	179
Pulte Homes, Inc.	5.25%	1/15/2014	75	75
Pulte Homes, Inc.	7.875%	6/15/2032	25	29
Target Corp.	5.40%	10/1/2008	250	266
The Walt Disney Co.	5.375%	6/1/2007	400	419
The Walt Disney Co.	6.375%	3/1/2012	150	165
Time Warner, Inc.	6.125%	4/15/2006	150	157
Time Warner, Inc.	8.18%	8/15/2007	450	504
Time Warner, Inc.	6.625%	5/15/2029	100	103
Time Warner, Inc.	7.70%	5/1/2032	375	433
Toyota Motor Credit Corp.	4.35%	12/15/2010	100	102
Viacom International Inc.	6.40%	1/30/2006	200	209
Viacom International Inc.	6.625%	5/15/2011	200	221
Viacom International Inc.	5.625%	8/15/2012	200	209
Wal-Mart Stores, Inc.	4.375%	7/12/2007	275	284
Wal-Mart Stores, Inc.	6.875%	8/10/2009	150	170
Wal-Mart Stores, Inc.	4.125%	2/15/2011	50	50
Wal-Mart Stores, Inc.	4.55%	5/1/2013	200	201
Wal-Mart Stores, Inc.	7.55%	2/15/2030	100	127
Wal-Mart Stores, Inc. Canada	5.58%	5/1/2006 (2)	450	469
Yum! Brands Inc.	8.875%	4/15/2011	100	124
Yum! Brands, Inc.	7.70%	7/1/2012	50	59
Consumer Noncyclical (2.1%)
Abbott Laboratories	5.625%	7/1/2006	200	209
Abbott Laboratories	3.50%	2/17/2009	125	124
Aetna, Inc.	7.875%	3/1/2011	100	118
Albertson's, Inc.	7.50%	2/15/2011	200	231
Albertson's, Inc.	8.00%	5/1/2031	100	121
Altria Group, Inc.	5.625%	11/4/2008	125	128
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	250	274
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	150	171
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032	75	88
Archer-Daniels-Midland Co.	7.50%	3/15/2027	200	245
Archer-Daniels-Midland Co.	5.935%	10/1/2032	100	104
AztraZeneca PLC	5.40%	6/1/2014	75	79
Boston Scientific	5.45%	6/15/2014	75	77
Bottling Group LLC	4.625%	11/15/2012	200	202
Bristol-Myers Squibb Co.	4.75%	10/1/2006	300	310
Bristol-Myers Squibb Co.	7.15%	6/15/2023	300	354
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	100	100
Campbell Soup Co.	5.50%	3/15/2007	100	105
Campbell Soup Co.	6.75%	2/15/2011	100	113
Cardinal Health, Inc.	4.00%	6/15/2015	50	43
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	100	124
Cia. Brasil de Bedidas AmBev	8.75%	9/15/2013	100	114
Coca Cola Enterprises Inc.	5.75%	11/1/2008	150	162
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	100	110
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	50	66
Coca-Cola Enterprises Inc.	8.00%	9/15/2022	200	254
Coca-Cola Enterprises Inc.	6.75%	9/15/2028	175	199
Coca-Cola HBC Finance	5.125%	9/17/2013	100	102
Conagra, Inc.	7.875%	9/15/2010	500	588
Eli Lilly & Co.	6.00%	3/15/2012	50	55
General Mills, Inc.	2.625%	10/24/2006	300	297
General Mills, Inc.	5.125%	2/15/2007	100	104
Gillette Co.	3.80%	9/15/2009	100	100
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	150	147
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	75	74
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	400	503
H.J. Heinz Co.	6.375%	7/15/2028	75	82
H.J. Heinz Co.	6.75%	3/15/2032	150	172
Hospira, Inc.	4.95%	6/15/2009	75	77
Hospira, Inc.	5.90%	6/15/2014	25	26
International Flavors & Fragrances	6.45%	5/15/2006	150	158
Johnson & Johnson	3.80%	5/15/2013	75	72
Johnson & Johnson	4.95%	5/15/2033	75	70
Kellogg Co.	6.00%	4/1/2006	100	105
Kellogg Co.	2.875%	6/1/2008	250	243
Kraft Foods, Inc.	4.625%	11/1/2006	400	412
Kraft Foods, Inc.	5.625%	11/1/2011	50	53
Kraft Foods, Inc.	6.50%	11/1/2031	200	215
Kroger Co.	6.75%	4/15/2012	100	112
Kroger Co.	6.20%	6/15/2012	250	271
Kroger Co.	8.00%	9/15/2029	125	152
Merck & Co.	6.30%	1/1/2026	200	217
Merck & Co.	6.40%	3/1/2028	50	55
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	50	59
Pfizer, Inc.	4.50%	2/15/2014	50	50
Pharmacia Corp.	5.75%	12/1/2005	400	414
Philip Morris Cos., Inc.	7.65%	7/1/2008	50	54
Philip Morris Cos., Inc.	7.75%	1/15/2027	100	105
Procter & Gamble Co.	4.95%	8/15/2014	50	51
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	500	679
Quest Diagnostic, Inc.	6.75%	7/12/2006	100	106
Safeway, Inc.	6.50%	3/1/2011	125	136
Safeway, Inc.	7.25%	2/1/2031	200	222
Sara Lee Corp.	6.125%	11/1/2032	150	159
Schering-Plough Corp.	5.30%	12/1/2013	100	102
Schering-Plough Corp.	6.50%	12/1/2033	75	79
Tyson Foods, Inc.	7.25%	10/1/2006	100	107
Tyson Foods, Inc.	8.25%	10/1/2011	100	118
Unilever Capital Corp.	7.125%	11/1/2010	350	405
Unilever Capital Corp.	5.90%	11/15/2032	50	52
UnitedHealth Group, Inc.	5.20%	1/17/2007	200	209
UnitedHealth Group, Inc.	4.125%	8/15/2009	50	50
UnitedHealth Group, Inc.	5.00%	8/15/2014	75	76
Wellpoint Health Networks Inc.	6.375%	1/15/2012	200	219
Wyeth	4.375%	3/1/2008	250	255
Wyeth	5.50%	3/15/2013	75	76
Wyeth	5.50%	2/1/2014	50	51
Wyeth	6.50%	2/1/2034	50	51
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	125	150
Anadarko Finance Co.	7.50%	5/1/2031	50	61
Anadarko Petroleum Corp.	6.125%	3/15/2012	50	55
Baker Hughes, Inc.	6.875%	1/15/2029	100	115
BP Capital Markets PLC	2.75%	12/29/2006	125	125
BP Capital Markets PLC	2.625%	3/15/2007	225	223
Burlington Resources, Inc.	7.40%	12/1/2031	175	212
Canadian Natural Resources	7.20%	1/15/2032	125	147
ChevronTexaco Capital Co.	3.50%	9/17/2007	250	252
Conoco Funding Co.	5.45%	10/15/2006	250	262
Conoco Funding Co.	6.35%	10/15/2011	250	278
Conoco, Inc.	6.95%	4/15/2029	100	115
Devon Financing Corp.	7.875%	9/30/2031	225	275
Encana Corp.	4.60%	8/15/2009	100	102
Encana Corp.	6.50%	8/15/2034	50	54
Encana Holdings Finance Corp.	5.80%	5/1/2014	100	106
Halliburton Co.	5.50%	10/15/2010	75	79
Halliburton Co.	8.75%	2/15/2021	50	62
Husky Energy Inc.	6.15%	6/15/2019	100	105
Kerr McGee Corp.	6.95%	7/1/2024	75	79
Marathon Oil Corp.	6.80%	3/15/2032	50	55
Nexen, Inc.	5.05%	11/20/2013	50	50
Nexen, Inc.	7.875%	3/15/2032	50	62
Norsk Hydro	7.50%	10/1/2016	50	60
Norsk Hydro	7.25%	9/23/2027	150	179
Occidental Petroleum	6.75%	1/15/2012	250	283
Occidental Petroleum	7.20%	4/1/2028	150	175
Petro-Canada	7.00%	11/15/2028	100	111
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	500	542
Phillips Petroleum Co.	8.75%	5/25/2010	450	552
Pioneer Natural Resources Co.	5.875%	7/15/2016	100	104
Pioneer Natural Resources Co.	7.20%	1/15/2028	100	112
Sunoco, Inc.	4.875%	10/15/2014	50	49
Union Oil Co. of California	7.50%	2/15/2029	50	59
XTO Energy, Inc.	5.00%	1/31/2015 (2)	50	50
Technology (0.4%)
Arrow Electronics, Inc.	6.875%	7/1/2013	50	54
Deluxe Corp.	3.50%	10/1/2007 (2)	50	50
Eastman Kodak Co.	3.625%	5/15/2008	100	98
First Data Corp.	5.625%	11/1/2011	300	322
Hewlett-Packard Co.	3.625%	3/15/2008	400	401
International Business Machines Corp.	6.45%	8/1/2007	500	543
International Business Machines Corp.	4.375%	6/1/2009	150	154
International Business Machines Corp.	7.125%	12/1/2096	250	290
Motorola, Inc.	7.625%	11/15/2010	275	321
Motorola, Inc.	8.00%	11/1/2011	50	60
Motorola, Inc.	7.50%	5/15/2025	75	86
Pitney Bowes, Inc.	4.875%	8/15/2014	200	201
Science Applications International Corp.	6.25%	7/1/2012	25	27
Science Applications International Corp.	5.50%	7/1/2033	25	23
SunGard Data Systems, Inc.	4.875%	1/15/2014	50	49
Transportation (0.8%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009 (1)	179	176
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	200	197
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	400	443
Canadian National Railway Co.	6.80%	7/15/2018	250	285
Canadian Pacific Rail	6.25%	10/15/2011	300	331
CNF, Inc.	6.70%	5/1/2034	75	78
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	500	535
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	34	32
CSX Corp.	6.30%	3/15/2012	250	270
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	150	168
Fedex Corp.	2.65%	4/1/2007	75	74
Hertz Corp.	6.35%	6/15/2010	50	52
Hertz Corp.	7.625%	6/1/2012	300	325
MISC Capital Ltd.	6.125%	7/1/2014 (2)	100	106
Norfolk Southern Corp.	7.70%	5/15/2017	450	544
Norfolk Southern Corp.	7.90%	5/15/2097	50	62
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	200	197
Southwest Airlines Co.	6.50%	3/1/2012	250	271
Union Pacific Corp.	6.50%	4/15/2012	200	221
Union Pacific Corp.	7.125%	2/1/2028	150	170
Other
Rockwell International Corp.	6.70%	1/15/2028	50	55

	68,788

Utilities (1.7%)
Electric (1.5%)
AEP Texas Central Co.	6.65%	2/15/2033	300	325
Alabama Power Co.	5.50%	10/15/2017	100	104
American Electric Power	5.375%	3/15/2010	150	158
Arizona Public Service Co.	5.80%	6/30/2014	175	182
Boston Edison Co.	4.875%	4/15/2014	50	51
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	75	79
Commonwealth Edison Co.	6.15%	3/15/2012	300	331
Commonwealth Edison Co.	4.70%	4/15/2015	75	74
Consolidated Edison, Inc.	6.625%	12/15/2005	300	314
Constellation Energy Group, Inc.	6.125%	9/1/2009	200	217
Constellation Energy Group, Inc.	7.00%	4/1/2012	200	226
Consumers Energy Co.	4.25%	4/15/2008	75	76
Consumers Energy Co.	4.80%	2/17/2009	150	154
Consumers Energy Co.	5.375%	4/15/2013	75	77
Dominion Resources, Inc.	6.30%	3/15/2033	250	253
Dominion Resources, Inc.	5.25%	8/1/2033	150	149
DTE Energy Co.	7.05%	6/1/2011	100	113
DTE Energy Co.	6.375%	4/15/2033	100	101
Duke Capital Corp.	6.75%	2/15/2032	100	105
Duke Energy Corp.	6.25%	1/15/2012	100	108
Duke Energy Corp.	6.00%	12/1/2028	100	99
Energy East Corp.	6.75%	6/15/2012	150	166
Entergy Gulf States	3.60%	6/1/2005	100	99
Florida Power & Light	6.875%	12/1/2005	500	524
HQI Transelec Chile SA	7.875%	4/15/2011	250	291
Jersey Central Power & Light Co.	5.625%	5/1/2016 (2)	125	130
MidAmerican Energy Co.	6.75%	12/30/2031	250	285
National Rural Utilities Cooperative Finance Corp.	6.50%	3/1/2007	75	81
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	200	202
National Rural Utilities Cooperative Finance Corp.	7.25%	3/1/2012	75	87
National Rural Utilities Cooperative Finance Corp.	4.75%	3/1/2014	175	174
NiSource Finance Corp.	3.20%	11/1/2006	100	100
NiSource Finance Corp.	7.875%	11/15/2010	100	118
Oncor Electric Delivery Co.	6.375%	1/15/2015	150	166
Oncor Electric Delivery Co.	7.25%	1/15/2033	200	234
Pacific Gas & Electric Co.	3.60%	3/1/2009	50	49
Pacific Gas & Electric Co.	4.20%	3/1/2011	50	49
Pacific Gas & Electric Co.	4.80%	3/1/2014	25	25
Pacific Gas & Electric Co.	6.05%	3/1/2034	300	303
PacifiCorp	7.70%	11/15/2031	100	126
Pepco Holdings, Inc.	6.45%	8/15/2012	75	82
Pepco Holdings, Inc.	7.45%	8/15/2032	50	58
PPL Electric Utilities Corp.	6.25%	8/15/2009	200	219
Progress Energy, Inc.	6.05%	4/15/2007	300	316
Progress Energy, Inc.	7.10%	3/1/2011	350	395
PSEG Power Corp.	5.50%	12/1/2015	150	150
PSEG Power Corp.	8.625%	4/15/2031	125	160
Public Service Co. of Colorado	4.375%	10/1/2008	250	255
South Carolina Electric & Gas Co.	5.30%	5/15/2033	250	238
Southern California Edison Co.	5.00%	1/15/2014	125	127
Southern California Edison Co.	6.00%	1/15/2034	175	183
Southern California Edison Co.	5.75%	4/1/2035	75	76
United Utilities PLC	5.375%	2/1/2019	175	171
Virginia Electric & Power Co.	5.75%	3/31/2006	350	364
XCEL Energy, Inc.	7.00%	12/1/2010	75	85
Natural Gas (0.2%)
Columbia Energy Group	7.62%	11/28/2025	100	106
Enron Corp.	7.125%	5/15/2007 ***	150	39
Enron Corp.	6.875%	10/15/2007 ***	500	130
HNG Internorth	9.625%	3/15/2006 ***	500	130
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	250	278
Texas Gas Transmission	4.60%	6/1/2015	100	96
Trans-Canada Pipelines	5.60%	3/31/2034	150	145
Yosemite Security Trust	8.25%	11/15/2004 (2)***	775	277

	10,585

TOTAL CORPORATE BONDS
(Cost $146,807)	151,415

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.8%)

Asian Development Bank	4.875%	2/5/2007	1,000	1,043
Bayerische Landesbank	2.875%	10/15/2008	150	146
Canadian Government	6.75%	8/28/2006	300	323
Canadian Government	5.25%	11/5/2008	100	107
Canadian Mortgage & Housing	2.95%	6/2/2008	100	99
China Development Bank	4.75%	10/8/2014	100	97
Corporacion Andina de Fomento	5.20%	5/21/2013	100	100
Eksportfinans	4.375%	7/15/2009	125	128
European Investment Bank	3.00%	8/15/2006	200	201
European Investment Bank	4.875%	9/6/2006	500	519
European Investment Bank	7.125%	9/18/2006	300	324
European Investment Bank	4.625%	3/1/2007	750	780
European Investment Bank	2.375%	6/15/2007	250	246
European Investment Bank	3.00%	6/16/2008	150	149
European Investment Bank	3.375%	3/16/2009	150	149
European Investment Bank	4.625%	5/15/2014	100	103
Export Development Canada	4.00%	8/1/2007	150	153
Export-Import Bank of Korea	4.50%	8/12/2009	125	126
Federation of Malaysia	8.75%	6/1/2009	400	479
Hellenic Republic	6.95%	3/4/2008	125	139
Instituto de Credito Oficial	6.00%	5/19/2008	150	163
Inter-American Development Bank	6.375%	10/22/2007	250	273
Inter-American Development Bank	5.625%	4/16/2009	750	814
Inter-American Development Bank	8.50%	3/15/2011	130	161
Inter-American Development Bank	7.00%	6/15/2025	100	121
International Bank for Reconstruction & Development	4.125%	8/12/2009	1,050	1,074
International Finance Corp.	3.00%	4/15/2008	300	299
KFW International Finance, Inc.	2.50%	10/17/2005	800	801
KFW International Finance, Inc.	5.25%	6/28/2006	100	104
KFW International Finance, Inc.	4.75%	1/24/2007	100	104
Korea Development Bank	3.875%	3/2/2009	100	99
Korea Development Bank	4.75%	7/20/2009	200	204
Korea Development Bank	5.75%	9/10/2013	100	105
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	475	476
Kredit Fuer Wiederaufbau	3.375%	1/23/2008	100	100
Kredit Fuer Wiederaufbau	3.25%	3/30/2009	350	345
Landwirtschaft Rentenbank	3.375%	11/15/2007	500	502
Landwirtschaft Rentenbank	3.25%	6/16/2008	100	99
Nordic Investment Bank	3.125%	4/24/2008	150	149
Oesterreich Kontrollbank	5.50%	1/20/2006	300	311
Oesterreich Kontrollbank	5.125%	3/20/2007	75	79
Pemex Project Funding Master Trust	8.50%	2/15/2008	150	169
Pemex Project Funding Master Trust	7.875%	2/1/2009	150	167
Pemex Project Funding Master Trust	7.375%	12/15/2014	200	218
Pemex Project Funding Master Trust	8.625%	2/1/2022	400	456
People's Republic of China	7.30%	12/15/2008	50	57
People's Republic of China	4.75%	10/29/2013	50	49
Province of British Columbia	5.375%	10/29/2008	200	215
Province of Manitoba	7.50%	2/22/2010	300	353
Province of New Brunswick	3.50%	10/23/2007	200	201
Province of Nova Scotia	5.75%	2/27/2012	50	55
Province of Ontario	3.35%	7/16/2007	325	326
Province of Ontario	5.50%	10/1/2008	200	215
Province of Ontario	5.125%	7/17/2012	450	472
Province of Quebec	5.00%	7/17/2009	900	947
Quebec Hydro Electric	8.40%	1/15/2022	275	367
Republic of Chile	5.625%	7/23/2007	225	237
Republic of Finland	5.875%	2/27/2006	50	52
Republic of Finland	4.75%	3/6/2007	50	52
Republic of Italy	4.375%	10/25/2006	800	823
Republic of Italy	3.625%	9/14/2007	200	202
Republic of Italy	3.25%	5/15/2009	50	49
Republic of Italy	6.00%	2/22/2011	200	222
Republic of Italy	5.625%	6/15/2012	1,250	1,363
Republic of Italy	4.375%	6/15/2013	200	201
Republic of Italy	5.375%	6/15/2033	50	50
Republic of Korea	8.875%	4/15/2008	100	117
Republic of Korea	4.25%	6/1/2013	100	96
Republic of Korea	4.875%	9/22/2014	75	74
Republic of South Africa	8.375%	10/17/2006	350	384
Republic of South Africa	8.50%	6/23/2017	100	122
State of Israel	4.625%	6/15/2013	75	72
Swedish Export Credit	2.875%	1/26/2007	100	100
United Mexican States	4.625%	10/8/2008	200	202
United Mexican States	8.375%	1/14/2011	1,500	1,760
United Mexican States	6.375%	1/16/2013	125	132
United Mexican States	5.875%	1/15/2014	250	254
United Mexican States	11.375%	9/15/2016	50	74
United Mexican States	8.30%	8/15/2031	350	399
United Mexican States	7.50%	4/8/2033	100	105
United Mexican States	6.75%	9/27/2034	125	120

TOTAL SOVEREIGN BONDS
(Cost $22,825)	23,323

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	50	48
Illinois (Taxable Pension) GO	5.10%	6/1/2033	700	663
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	175	175
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	100	124
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	75	72
Oregon (Taxable Pension) GO	5.762%	6/1/2023	50	52
Oregon (Taxable Pension) GO	5.892%	6/1/2027	75	80
Oregon School Board Assn	5.528%	6/30/2028	50	50
Wisconsin Public Service Rev	4.80%	5/1/2013	75	76
Wisconsin Public Service Rev	5.70%	5/1/2026	75	78

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $1,368)	1,418

TEMPORARY CASH INVESTMENTS (2.3%)

			Shares

Vanguard Market Liquidity Fund, 1.74**			14,179,444	14,179

TOTAL TEMPORARY CASH INVESTMENTS
(Cost 14,179)				14,179

TOTAL INVESTMENTS (101.4%)
(Cost $604,041)				617,738

OTHER ASSETS AND LIABILITIES (-1.4%)				(8,724)

NET ASSETS (100%)				$609,014

* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

*** Non-income-producing security-security in default.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $5,471,000, representing 0.9% of net assets.

(3) Adjustable-rate note. GO-General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $604,041,000. Net unrealized appreciation of investment securities for tax purposes was $13,697,000, consisting of unrealized gains of $16,671,000 on securities that had risen in value since their purchase and $2,974,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.